SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Details Narrative) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Two Customers [Member]
Product Information [Line Items]
Concentration risk		98.00%
Three Customers [Member]
Product Information [Line Items]
Concentration risk	97.00%